UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Georgia Municipal Income Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%

Security	Principal Amount (000’s omitted)	Value
Education — 5.9%
Atlanta Development Authority, Educational Facilities, Prerefunded to 7/1/17, 4.75%, 7/1/27	$600	$626,412
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	873,878
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	887,370
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31(1)	1,500	1,850,820

		$4,238,480

Electric Utilities — 2.9%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,062,830
Monroe County Development Authority, (Oglethorpe Power Corp.), (LOC: JPMorgan Chase Bank N.A.), 0.40%, 1/1/36(2)	1,000	1,000,000

		$2,062,830

Escrowed/Prerefunded — 7.5%
Floyd County Hospital Authority, (Floyd Health Medical Center), Prerefunded to 7/1/19, 5.25%, 7/1/29	$750	$848,370
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	800	1,060,968
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	744,424
Gwinnett County, School District, Prerefunded to 2/1/18, 5.00%, 2/1/36	500	535,195
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,129,440
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,117,880

		$5,436,277

General Obligations — 18.0%
Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,236,550
Columbia County, 5.00%, 4/1/23	450	552,505
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,284,220
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,952,084
Forsyth County, 5.00%, 3/1/28	1,000	1,258,130
Georgia, 2.00%, 8/1/27	315	315,523
Georgia, 5.00%, 2/1/28(3)	1,500	1,884,330
Jefferson City School District, 5.25%, 2/1/33	1,500	1,745,445
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	540,115
Valdosta School System, 5.00%, 2/1/28	1,000	1,258,300

		$13,027,202

Hospital — 8.3%
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	$500	$620,870
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	500	577,730
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,144,170

1

Security	Principal Amount (000’s omitted)	Value
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	$1,000	$1,128,700
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	790,634
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	81,393
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,099,020
Savannah Hospital Authority, (St Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	603,840

		$6,046,357

Industrial Development Revenue — 3.5%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,528,040

		$2,528,040

Insured-Education — 1.8%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,266,986

		$1,266,986

Insured-Electric Utilities — 6.6%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$435	$456,807
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,172,050
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,277,536
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,011,360
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	562,589
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	304,884

		$4,785,226

Insured-Escrowed/Prerefunded — 4.0%
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/37	$750	$782,235
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	170	186,368
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	830	909,912
Walton County, Water and Sewer Authority, (AGM), Prerefunded to 2/1/18, 5.00%, 2/1/33	1,000	1,070,050

		$2,948,565

Insured-General Obligations — 2.0%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,463,446

		$1,463,446

Insured-Hospital — 2.8%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,993,285

		$1,993,285

Insured-Lease Revenue/Certificates of Participation — 3.6%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,326	$1,517,368
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,110,580

		$2,627,948

Insured-Special Tax Revenue — 2.9%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,215,633

2

Security	Principal Amount (000’s omitted)	Value
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	$310	$333,771
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	572,751

		$2,122,155

Insured-Water and Sewer — 4.5%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$563,580
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	2,029,253
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	634,195

		$3,227,028

Other Revenue — 2.9%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$885,398
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,240,180

		$2,125,578

Senior Living/Life Care — 0.9%
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	$550	$625,944

		$625,944

Special Tax Revenue — 7.7%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$913,762
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,937,390
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	230,691
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	246,330
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	348,071
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	159,393
Unified Government Development of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,253,059
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	490,706

		$5,579,402

Transportation — 2.8%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,199,200
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	841,238

		$2,040,438

Water and Sewer — 9.6%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,231,620
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	476,212
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	603,215
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	308,545
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,347,302
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,786,455
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,232,850

		$6,986,199

Total Tax-Exempt Investments — 98.2% (identified cost $64,716,307)		$71,131,386

Other Assets, Less Liabilities — 1.8%		$1,303,726

Net Assets — 100.0%		$72,435,112

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 28.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.1% to 10.6% of total investments.

3

(1)	When-issued security.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at May 31, 2016.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Sep-16	$(2,440,088)	$(2,449,688)	$(9,600)

						$(9,600)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

At May 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $9,600.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,667,922

Gross unrealized appreciation	$6,688,007
Gross unrealized depreciation	(224,543)

Net unrealized appreciation	$6,463,464

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$71,131,386	$—	$71,131,386
Total Investments	$—	$71,131,386	$—	$71,131,386

Liability Description
Futures Contracts	$(9,600)	$—	$—	$(9,600)
Total	$(9,600)	$—	$—	$(9,600)

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Maryland Municipal Income Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%

Security	Principal Amount (000’s omitted)	Value
Education — 10.4%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,159,210
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,365,960
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,534,110
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,681,101

		$6,740,381

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$509,555

		$509,555

Escrowed/Prerefunded — 13.8%
Anne Arundel County, Water and Sewer Construction, Prerefunded to 4/1/18, 4.50%, 4/1/29	$1,140	$1,217,577
Baltimore County, (Metropolitan District), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,000	2,140,780
Maryland Health and Higher Educational Facilities Authority, (Edenwald), Prerefunded to 7/1/16, 5.40%, 1/1/37	370	371,502
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/16, 5.00%, 7/1/36	1,080	1,084,028
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/16, 5.00%, 7/1/41	1,000	1,003,730
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), Prerefunded to 1/1/18, 5.75%, 1/1/38	750	808,845
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,343,845

		$8,970,307

General Obligations — 10.1%
Baltimore, 4.00%, 10/15/25	$1,350	$1,534,545
Baltimore, 5.00%, 10/15/27	750	911,302
Maryland, 5.00%, 11/1/19	2,000	2,274,520
Montgomery County, 5.00%, 11/1/29	1,450	1,811,717

		$6,532,084

Hospital — 18.7%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	$1,000	$1,087,220
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,166,650
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,235,160
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/31	2,000	2,379,440
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Series B, 5.00%, 8/15/38	1,000	1,144,370
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,130,910

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	$1,000	$1,153,840
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,209,680
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	500	600,680

		$12,107,950

Housing — 4.5%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$870	$880,135
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,010,410
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,000	1,003,200

		$2,893,745

Industrial Development Revenue — 1.4%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$730	$731,803
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	150	150,458

		$882,261

Insured-Education — 2.0%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,313,460

		$1,313,460

Insured-Escrowed/Prerefunded — 5.9%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,827,622

		$3,827,622

Insured-Hospital — 5.8%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,753,567

		$3,753,567

Insured-Housing — 0.5%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$250	$301,558

		$301,558

Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$190,321

		$190,321

Insured-Transportation — 5.6%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,509,732
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)(2)	2,000	2,156,760

		$3,666,492

Insured-Water and Sewer — 3.4%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$875	$972,536
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	1,150	1,246,612

		$2,219,148

Other Revenue — 3.6%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,337,780

		$2,337,780

Senior Living/Life Care — 1.7%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$545,435
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	571,960

		$1,117,395

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 3.8%
Maryland Department of Transportation, Prerefunded to 2/15/18, 5.00%, 2/15/23	$1,000	$1,071,970
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,108,490
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	272,650

		$2,453,110

Transportation — 6.0%
Maryland Transportation Authority, 4.00%, 7/1/27	$1,000	$1,117,350
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,766,275

		$3,883,625

Total Tax-Exempt Investments — 98.3% (identified cost $58,916,694)		$63,700,361

Other Assets, Less Liabilities — 1.7%		$1,072,205

Net Assets — 100.0%		$64,772,566

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 24.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.8% to 11.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $656,760.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	25	Short	Sep-16	$(4,066,813)	$(4,082,813)	$(16,000)

						$(16,000)

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At May 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $16,000.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,371,288

Gross unrealized appreciation	$4,829,073
Gross unrealized depreciation	—

Net unrealized appreciation	$4,829,073

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,700,361	$—	$63,700,361
Total Investments	$—	$63,700,361	$—	$63,700,361

Liability Description
Futures Contracts	$(16,000)	$—	$—	$(16,000)
Total	$(16,000)	$—	$—	$(16,000)

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Missouri Municipal Income Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.0%(1)
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), 5.00%, 7/1/30	$30	$34,735

		$34,735

Education — 6.5%
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.00%, 10/1/38	$500	$597,030
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,167,260
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,275	1,370,510
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,612,365

		$4,747,165

Electric Utilities — 3.2%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,169,440
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,197,700

		$2,367,140

Escrowed/Prerefunded — 8.6%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,122,040
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	305	321,635
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), Prerefunded to 6/1/17, 4.75%, 6/1/37	1,500	1,561,515
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,137,441
Wentzville R-IV School District, Prerefunded to 3/1/19, 0.00%, 3/1/28	1,975	1,107,481

		$6,250,112

General Obligations — 17.8%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,070,690
Columbia School District, 5.00%, 3/1/31	1,000	1,148,330
Hazelwood School District, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,198,290
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,132,260
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,134,260
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,069,420
Kansas City, 4.75%, 2/1/25	1,000	1,061,260
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,179,740
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,198,290
University City School District, 0.00%, 2/15/32	1,000	656,760
University City School District, 0.00%, 2/15/33	1,000	634,160
Wentzville R-IV School District, 0.00%, 3/1/27	1,250	949,362
Wentzville R-IV School District, 0.00%, 3/1/28	1,025	568,506

		$13,001,328

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 14.4%
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,112,850
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,114,050
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,199,200
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,116,810
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,135,260
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	2,000	2,175,500
Missouri Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,061,470
Missouri Health and Educational Facilities Authority, (St. Anthony’s Medical Center), 4.00%, 2/1/40	1,000	1,046,480
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	562,255

		$10,523,875

Housing — 0.5%
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	$85	$89,791
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	275	292,105

		$381,896

Industrial Development Revenue — 2.7%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,965,471

		$1,965,471

Insured-Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$980,400
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	286,409

		$1,266,809

Insured-Escrowed/Prerefunded — 11.3%
Metropolitan Saint Louis Sewer District, (NPFG), Prerefunded to 5/1/17, 5.00%, 5/1/36	$1,000	$1,039,550
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	3,590	3,376,395
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), (AGM), Prerefunded to 11/15/18, 5.50%, 11/15/28	1,850	2,058,125
Springfield Public Utility, (BHAC), (FGIC), Prerefunded to 8/1/16, 4.50%, 8/1/36	1,775	1,786,609

		$8,260,679

Insured-General Obligations — 4.4%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,032,300
Puerto Rico, (AGM), 5.00%, 7/1/35	1,000	1,018,270
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,186,450

		$3,237,020

Insured-Hospital — 2.8%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,056,658

		$2,056,658

Insured-Industrial Development Revenue — 1.0%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$757,575

		$757,575

Insured-Lease Revenue/Certificates of Participation — 5.4%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$903,980
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,637,764
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,370,439

		$3,912,183

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 5.7%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,081,329
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	509,876
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	543,254

		$4,134,459

Insured-Transportation — 3.3%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$1,060	$1,092,213
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,301,550

		$2,393,763

Senior Living/Life Care — 4.2%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$947,894
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	549,835
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	530,665
Saint Louis County Industrial Development Authority, Series A, (Friendship Village of West County), 5.50%, 9/1/28	1,000	1,021,950

		$3,050,344

Special Tax Revenue — 1.3%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$303,836
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	330,306
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	530	323,645

		$957,787

Water and Sewer — 5.5%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,100	$1,210,902
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,612,789
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,199,950

		$4,023,641

Total Tax-Exempt Investments — 100.3% (identified cost $66,324,176)		$73,322,640

Other Assets, Less Liabilities — (0.3)%		$(229,928)

Net Assets — 100.0%		$73,092,712

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 35.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 15.4% of total investments.

(1)	Amount is less than 0.05%.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	29	Short	Sep-16	$ (3,754,316)	$(3,760,937)	$(6,621)
U.S. Long Treasury Bond	6	Short	Sep-16	(976,035)	(979,875)	(3,840)

						$(10,461)

3

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At May 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $10,461.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$65,418,097

Gross unrealized appreciation	$7,314,194
Gross unrealized depreciation	(259,651)

Net unrealized appreciation	$7,054,543

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$73,322,640	$—	$73,322,640
Total Investments	$—	$73,322,640	$—	$73,322,640

Liability Description
Futures Contracts	$(10,461)	$—	$—	$(10,461)
Total	$(10,461)	$—	$—	$(10,461)

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

North Carolina Municipal Income Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.0%

Security	Principal Amount (000’s omitted)	Value
Education — 12.9%
Appalachian State University, 5.00%, 10/1/25	$400	$509,804
Appalachian State University, 5.00%, 10/1/26	325	414,216
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	365	436,938
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	5,544,350
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	2,000	2,430,580
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,450	2,690,712
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,344,060
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,479,650
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	814,334
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,210,516

		$16,875,160

Electric Utilities — 4.1%
Greenville Combined Enterprise System Revenue, 4.00%, 4/1/46(2)	$690	$752,459
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	2,000	2,300,580
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	355	389,304
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	1,027,635
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/19, 5.00%, 1/1/30	875	966,752

		$5,436,730

Escrowed/Prerefunded — 15.0%
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.00%, 6/1/29	$1,550	$1,680,200
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.25%, 6/1/28	1,400	1,524,530
Cary, Combined Enterprise System Revenue, Prerefunded to 12/1/17, 5.00%, 12/1/33	2,000	2,129,040
Durham County, Certificates of Participation, Prerefunded to 6/1/19, 5.00%, 6/1/31	1,000	1,121,030
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, Prerefunded to 6/1/19, 5.00%, 6/1/42	2,295	2,572,764
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/25	2,000	2,114,600
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/36	305	322,476
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33(3)	2,500	2,834,125
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	840	803,611
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	1,290	1,237,536
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/34	1,000	1,121,030
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/39	2,000	2,242,060

		$19,703,002

General Obligations — 5.0%
Dare County Limited Obligation Bonds, 4.00%, 6/1/31(2)	$225	$252,018
Dare County Limited Obligation Bonds, 5.00%, 6/1/20(2)	340	389,310
Dare County Limited Obligation Bonds, 5.00%, 6/1/21(2)	245	287,694
Dare County Limited Obligation Bonds, 5.00%, 6/1/22(2)	450	539,379
Dare County Limited Obligation Bonds, 5.00%, 6/1/23(2)	450	548,244
Davidson County, 5.00%, 6/1/24	600	755,394
Greensboro, 5.00%, 2/1/27	650	807,514
North Carolina, 4.00%, 6/1/23	2,000	2,346,820
North Carolina, 5.00%, 6/1/22	500	609,305

		$6,535,678

Security	Principal Amount (000’s omitted)	Value
Hospital — 13.6%
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	$2,000	$2,241,940
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/26	1,150	1,467,089
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,442,688
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/36	520	543,998
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,511,432
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	1,000	1,068,230
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	910	1,018,609
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,834,471
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,408,780
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,323,220

		$17,860,457

Housing — 2.1%
Charlotte Housing Authority, (South Oaks Crossing Apartments), MFMR, (GNMA), (AMT), 4.60%, 8/20/26	$1,430	$1,435,634
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,310	1,319,445

		$2,755,079

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$869,220

		$869,220

Insured-Education — 0.1%
University of North Carolina, (AGC), 5.00%, 10/1/33	$155	$168,229

		$168,229

Insured-Electric Utilities — 3.4%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,076,516
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,740	1,779,829
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	609,768

		$4,466,113

Insured-Escrowed/Prerefunded — 7.0%
Johnston Memorial Hospital Authority, (AGM), Prerefunded to 4/1/18, 5.25%, 10/1/36(1)(4)	$6,560	$7,091,426
Monroe, Certificates of Participation, (AGC), Prerefunded to 3/1/19, 5.50%, 3/1/39	1,000	1,124,900
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	895	981,278

		$9,197,604

Insured-General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$301,333

		$301,333

Insured-Hospital — 1.9%
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	$2,500	$2,544,825

		$2,544,825

Insured-Lease Revenue/Certificates of Participation — 1.2%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,570,485

		$1,570,485

Insured-Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$581,075

		$581,075

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 4.9%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,477,370
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,097,010
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,854,702

		$6,429,082

Lease Revenue/Certificates of Participation — 17.0%
Buncombe County, 5.00%, 6/1/29	$750	$914,445
Buncombe County, 5.00%, 6/1/31	1,000	1,216,640
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,246,850
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,240,350
Davidson County Limited Obligation Bonds, 5.00%, 6/1/28	1,000	1,267,490
Davidson County Limited Obligation Bonds, 5.00%, 6/1/30	1,010	1,260,137
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	2,010,233
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,187,870
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,152,150
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	2,016,262
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,165,630
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,158,800
Raleigh Limited Obligation Bonds, 5.00%, 2/1/27	1,000	1,271,280
Raleigh, (Downtown Improvement Projects), Prerefunded to 2/1/17, 5.00%, 2/1/27	2,000	2,058,600
Wake County, Prerefunded to 6/1/19, 5.00%, 6/1/36	1,000	1,121,030
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,172,850
Winston-Salem, 5.00%, 6/1/27	750	922,275

		$22,382,892

Other Revenue — 1.9%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,237,250
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,301,595

		$2,538,845

Solid Waste — 0.9%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,160,710

		$1,160,710

Special Tax Revenue — 0.5%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$545	$614,793

		$614,793

Transportation — 3.5%
Charlotte Airport, 5.50%, 7/1/34	$535	$615,095
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,667,340
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,126,870
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,124,820

		$4,534,125

Water and Sewer — 9.7%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$921,112
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	355	439,952
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	662,159
Cape Fear Public Utility Authority, Water and Sewer System, Prerefunded to 8/1/18, 5.00%, 8/1/35	2,505	2,732,028
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,120,670
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,750	2,005,185
Concord Utilities Systems Revenue, 5.00%, 12/1/29	845	1,064,413
Concord Utilities Systems Revenue, 5.00%, 12/1/31	775	968,835
Jacksonville Enterprise Systems Revenue, 5.00%, 5/1/25	250	316,108

Security	Principal Amount (000’s omitted)	Value
Jacksonville Enterprise Systems Revenue, 5.00%, 5/1/26	$625	$798,081
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,235,220
Wilmington, Storm Water Fee Revenue, 5.00%, 6/1/30	400	493,940

		$12,757,703

Total Tax-Exempt Investments — 106.0% (identified cost $128,419,822)		$139,283,140

Other Assets, Less Liabilities — (6.0)%		$(7,881,659)

Net Assets — 100.0%		$131,401,481

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 18.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 7.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,171,426.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at May 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$119,695,652

Gross unrealized appreciation	$10,966,223
Gross unrealized depreciation	(48,735)

Net unrealized appreciation	$10,917,488

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$139,283,140	$—	$139,283,140
Total Investments	$—	$139,283,140	$—	$139,283,140

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Oregon Municipal Income Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.2%

Security	Principal Amount (000’s omitted)	Value
Education — 7.4%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$593,345
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,140,320
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,386,200
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,096,000
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	281,008
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	284,317
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,855,543
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	605,130
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	598,950

		$8,840,813

Electric Utilities — 1.2%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,432,350

		$1,432,350

Escrowed/Prerefunded — 7.5%
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	$2,000	$2,293,320
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	4,000	4,349,440
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,447,040

		$9,089,800

General Obligations — 31.9%
Beaverton School District 48J, Washington and Multnomah Counties, 5.00%, 6/15/32	$1,235	$1,498,648
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	1,500	1,119,090
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	483,413
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	282,260
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,243,420
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/25	460	383,663
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/27	3,175	2,437,860
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, (0.00% to 6/15/16), 6/15/24	1,055	1,215,993
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, (0.00% to 6/15/16), 6/15/25	575	713,771
Jackson County, School District No. 549C, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,170,320
Klamath County, School District, 5.00%, 6/15/29	1,155	1,402,655
Lake Oswego, 5.00%, 6/1/33	2,450	2,965,259
Medford, 5.00%, 7/15/32	545	658,649
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	718,820
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	839,067
Multnomah County, David Douglas School District No. 40, 0.00%, 6/15/24	1,640	1,386,604
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	3,073,325
Oregon, 5.00%, 8/1/29	400	511,868
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,700	1,704,845
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	750	372,158
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,293,056
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	475,388
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,782,497
Portland, Limited Tax, (Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,532,578
Redmond, 5.00%, 6/1/28	605	728,601
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	743,148
Springfield School District No. 19, Lane County, 5.00%, 6/15/29	1,000	1,241,420
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/24	1,220	1,532,771

1

Security	Principal Amount (000’s omitted)	Value
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/28	$1,000	$1,226,820
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,555,609

		$38,293,576

Hospital — 9.3%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$2,967,775
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	480	482,127
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,506,661
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	296,785
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	4,097,462
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,793,490

		$11,144,300

Housing — 5.1%
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	$1,175	$1,183,871
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	4,730	4,994,644

		$6,178,515

Insured-Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,078,440
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,823,176

		$3,901,616

Insured-Escrowed/Prerefunded — 0.7%
Beaverton School District, (AGC), Prerefunded to 6/1/19, 5.125%, 6/1/36	$715	$804,175

		$804,175

Insured-General Obligations — 6.5%
Clackamas and Washington Counties, School District No. 3, (NPFG), 0.00%, 6/15/23	$800	$710,928
Linn County, Lebanon Community School District No. 9, (NPFG), 5.50%, 6/15/30	4,000	5,470,440
Newport, (AGC), 0.00%, 6/1/28	1,000	742,490
Newport, (AGC), 0.00%, 6/1/29	1,225	875,948

		$7,799,806

Insured-Hospital — 7.9%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,501,258
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,446,910
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,265	4,562,965

		$9,511,133

Insured-Special Tax Revenue — 2.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$1,773,013
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,072,348

		$2,845,361

Insured-Transportation — 4.5%
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/32	$315	$336,300
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/37	1,685	1,798,940
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,390	1,469,174
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,854,702

		$5,459,116

Other Revenue — 8.1%
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)(2)	$8,740	$9,738,807

		$9,738,807

Senior Living/Life Care — 0.4%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$475,254

		$475,254

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 3.1%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,910,505
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	934,901
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	851,686

		$3,697,092

Transportation — 1.5%
Redmond, Airport Revenue, 5.50%, 6/1/24	$215	$237,313
Redmond, Airport Revenue, 5.75%, 6/1/27	200	221,466
Redmond, Airport Revenue, 6.00%, 6/1/34	550	616,214
Redmond, Airport Revenue, 6.25%, 6/1/39	600	675,096

		$1,750,089

Water and Sewer — 1.4%
Clackamas River Water, 5.00%, 11/1/29	$100	$123,590
Clackamas River Water, 5.00%, 11/1/31	250	306,845
Eugene Water Utility System Revenue, 4.00%, 8/1/30	500	579,110
Eugene Water Utility System Revenue, 5.00%, 8/1/28	500	637,275

		$1,646,820

Total Tax-Exempt Investments — 102.2% (identified cost $111,642,476)		$122,608,623

Other Assets, Less Liabilities — (2.2)%		$(2,623,087)

Net Assets — 100.0%		$119,985,536

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 24.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 11.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,183,807.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Sep-16	$ (3,253,450)	$(3,266,250)	$(12,800)

						$(12,800)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At May 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

3

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $12,800.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,787,862

Gross unrealized appreciation	$12,346,238
Gross unrealized depreciation	(1,080,477)

Net unrealized appreciation	$11,265,761

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$122,608,623	$—	$122,608,623
Total Investments	$—	$122,608,623	$—	$122,608,623

Liability Description
Futures Contracts	$(12,800)	$—	$—	$(12,800)
Total	$(12,800)	$—	$—	$(12,800)

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

South Carolina Municipal Income Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.2%

Security	Principal Amount (000’s omitted)	Value
Education — 8.9%
Clemson University, 5.00%, 5/1/26	$2,000	$2,571,900
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	3,080,385
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	712,518
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,393,620
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,348,340
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	725,202

		$11,831,965

Escrowed/Prerefunded — 11.4%
Berkeley County School District, Prerefunded to 12/1/16, 5.125%, 12/1/30	$2,350	$2,403,439
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	1,000	1,171,640
South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center), Prerefunded to 9/15/18, 6.00%, 9/15/38	3,380	3,776,170
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	155	172,819
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,855,651
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	229,220
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	2,375	2,655,606

		$15,264,545

General Obligations — 13.3%
Anderson County School District No. 5, 5.00%, 3/1/30	$2,000	$2,504,880
Georgetown County, 5.00%, 3/1/31	2,510	3,018,300
Georgetown County, 5.00%, 3/1/33	2,750	3,287,597
Horry County School District, 5.00%, 3/1/25	1,500	1,896,465
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,363,383
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	635,535
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	220,691
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	778,592
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,018,756

		$17,724,199

Hospital — 20.8%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,799,595
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,118,110
Greenville Health System, 5.00%, 5/1/31	1,500	1,770,165
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,160,187
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,264,022
Lexington County Health Services District, Inc., 5.00%, 11/1/27	3,615	3,816,789
Lexington County Health Services District, Inc., 5.00%, 11/1/32	955	1,008,174
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,925,975
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	525,452
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,572,574
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,010	2,023,949
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	2,054,056
South Carolina Jobs-Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,724,106

		$27,763,154

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.2%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,638,150

		$1,638,150

Insured-Electric Utilities — 5.1%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$944,082
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,109,400
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,390,702
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,429,364
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	965,466

		$6,839,014

Insured-Escrowed/Prerefunded — 8.6%
Greenwood, Metropolitan District Sewer System, (AGM), Prerefunded to 10/1/18, 5.00%, 10/1/30(1)	$7,500	$8,222,025
Scago Educational Facilities Corp., Pickens School District, (AGM), Prerefunded to 12/1/16, 4.50%, 12/1/28	3,210	3,272,691

		$11,494,716

Insured-Lease Revenue/Certificates of Participation — 3.6%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,133,090
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 4.00%, 12/1/17	845	882,231
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,203,980
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,559,321

		$4,778,622

Insured-Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$817,690

		$817,690

Insured-Transportation — 2.1%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$2,700	$2,782,053

		$2,782,053

Insured-Utilities — 3.4%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,259,430
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,616,460
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	597,525

		$4,473,415

Insured-Water and Sewer — 1.7%
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	$2,025	$2,267,089

		$2,267,089

Lease Revenue/Certificates of Participation — 8.6%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,348,913
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	598,035
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,425,380
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(1)(2)	3,875	4,699,174
Dorchester County, School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,196,050
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,214,380

		$11,481,932

Special Tax Revenue — 1.6%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,202,960
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	913,729

		$2,116,689

2

Security	Principal Amount (000’s omitted)	Value
Student Loan — 1.2%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,550	$1,660,608

		$1,660,608

Transportation — 3.1%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,205,972

		$4,205,972

Water and Sewer — 6.0%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	$3,000	$3,514,920
Columbia Waterworks and Sewer Revenue, 5.00%, 2/1/40	3,500	3,959,235
North Charleston Sewer District, 2.00%, 1/1/29	500	479,970

		$7,954,125

Total Tax-Exempt Investments — 101.2% (identified cost $123,952,960)		$135,093,938

Other Assets, Less Liabilities — (1.2)%		$(1,667,109)

Net Assets — 100.0%		$133,426,829

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 24.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 9.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,599,174.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at May 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$115,037,553

Gross unrealized appreciation	$11,347,209
Gross unrealized depreciation	(15,824)

Net unrealized appreciation	$11,331,385

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$135,093,938	$—	$135,093,938
Total Investments	$—	$135,093,938	$—	$135,093,938

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Virginia Municipal Income Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.8%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,147,670
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), 5.25%, 11/1/33	1,015	1,119,271

		$2,266,941

Education — 5.1%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,845,384
University of Virginia, 5.00%, 6/1/40	2,100	2,270,940

		$4,116,324

Electric Utilities — 1.9%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,563,885

		$1,563,885

Escrowed/Prerefunded — 13.4%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	$1,060	$1,202,146
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	442,256
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/33	4,000	4,376,160
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/38	275	300,861
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,133,620
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	1,535	1,698,339
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	177,026
Winchester Industrial Development Authority, (Valley Health System), Prerefunded to 1/1/17, 5.25%, 1/1/37	1,500	1,540,680

		$10,871,088

General Obligations — 15.8%
Arlington County, 5.00%, 8/15/32	$1,000	$1,272,490
Culpeper, 5.00%, 8/1/25(1)	1,350	1,723,801
Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	2,820	3,172,162
Lynchburg, 5.00%, 2/1/23	1,000	1,228,280
Newport News, 5.00%, 8/1/28(1)	1,000	1,280,580
Norfolk, 5.00%, 8/1/28	750	919,058
Portsmouth, 4.75%, 7/15/25	500	554,270
Portsmouth, 5.25%, 7/15/25	285	320,753
Virginia, 5.00%, 6/1/31	2,000	2,330,400

		$12,801,794

Hospital — 19.2%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)(3)	$5,000	$5,903,387
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	1,940	2,188,766
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 2.30%, 8/1/38(4)	500	502,470

1

Security	Principal Amount (000’s omitted)	Value
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	$1,000	$1,224,130
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	753,566
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,228,227
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,564,050
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,665,476
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	530,159

		$15,560,231

Insured-Education — 3.5%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,811,650

		$2,811,650

Insured-Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,032,000

		$1,032,000

Insured-Hospital — 4.1%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,672,110
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	1,575	1,636,063

		$3,308,173

Insured-Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$445,985

		$445,985

Insured-Transportation — 11.7%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25(5)	$2,500	$3,151,250
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,151,370
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,689,472
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,870	3,292,751
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	164,898

		$9,449,741

Lease Revenue/Certificates of Participation — 2.1%
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	$1,500	$1,672,275

		$1,672,275

Senior Living/Life Care — 3.8%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$158,336
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	888,390
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,123,170
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	874,260

		$3,044,156

Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$279,975

		$279,975

Transportation — 7.8%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,086,280
Virginia Port Authority, (AMT), 5.00%, 7/1/33(5)	3,000	3,544,500
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,659,765

		$6,290,545

2

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 9.5%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,402,051
Fairfax County Sewer Revenue, 4.00%, 7/15/37	1,000	1,121,030
Henrico County Water and Sewer System Revenue, 5.00%, 5/1/28(1)	1,000	1,284,120
Hopewell, Sewer System Revenue, 5.00%, 7/15/33	1,000	1,140,060
Newport News Water Revenue, 5.00%, 7/15/33(1)	1,000	1,253,790
Upper Occoquan Sewer Authority, Prerefunded to 7/1/17, 4.50%, 7/1/38	475	493,021

		$7,694,072

Total Tax-Exempt Investments — 102.8% (identified cost $75,677,815)		$83,208,835

Other Assets, Less Liabilities — (2.8)%		$(2,304,317)

Net Assets — 100.0%		$80,904,518

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 20.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 14.6% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,573,387.

(4)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2016.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at May 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,969,013

Gross unrealized appreciation	$8,704,067
Gross unrealized depreciation	(794,245)

Net unrealized appreciation	$7,909,822

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$83,208,835	$—	$83,208,835
Total Investments	$—	$83,208,835	$—	$83,208,835

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2016